SCHEDULE OF FAIR VALUE ASSUMPTIONS OF WARRANT (Details)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 31, 2022
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	4.3	3.88	4.41	3.11
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input		8.46	2.00	2.5
Warrants and Rights Outstanding, Term	7 years 11 months 15 days
Measurement Input, Option Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	168.1
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	0	0.00	0.00	0.0